ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Refundable payment from franchised stores-current	¥ 39,203,959		¥ 41,735,515
Accrued selling and marketing expenses	29,159,625		8,506,658
Accrued payroll and social insurance	17,566,486		28,508,469
Warranty-current	16,736,341		24,797,169
Construction payable	14,372,306		16,512,545
Operating lease liabilities-current (Note 12)	5,094,066		7,743,648
Sales rebate	4,975,640		13,878,273
Other taxes payable	3,542,993		18,813,540
Interest payable	87,671		280,000
Others	34,772,309		31,317,126
Accrued expenses and other current liabilities	¥ 165,511,396	$ 23,311,795	¥ 192,092,943